Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of defined benefit plans [abstract]
Surplus (deficit) in plan	₩ 46,758	₩ 442,174
Net defined benefit liability	67,620	14,664	₩ 131,494
Net defined benefit asset	₩ 114,378	₩ 456,838	₩ 33,429